Risk Management Overview - Disclosure of Monetary Assets and Liabilities Denominated In Foreign Currencies (Details)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash | $	$ 21,756		$ 17,621
AP and Accrual Liabilities | $	$ 1,115,473		$ 496,626
Foreign Exchange Risk | RMB
Disclosure of risk management strategy related to hedge accounting [line items]
Cash | ¥		¥ 172		¥ 26,097
AP and Accrual Liabilities | ¥		¥ (26,768)		¥ (27,352)